Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies
Leases
With respect to contracts involving the use of assets, if the Company has the right to direct the use of the asset and obtain substantially all economic benefits from the use of an asset, it accounts for the service contract as a lease.
In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases. As a result of these amendments, the leases in Natick and Hudson will now expire between March 2025 and March 2028, and additional operating lease assets obtained in exchange for lease obligations were $0.9 million. In April 2024, the Company executed an amendment to one of its leases in Natick, Massachusetts. The amendment was accounted for as a modification of the existing lease agreement, with impacts to the lease term, lease payments, and related lease liability for the lease. As a result of this amendment, the lease in Natick will now expire in March 2025 and additional operating lease assets obtained in exchange for lease obligations were less than $0.1 million. In February 2024, the Company terminated one of its leases in Paris, France.
As of June 30, 2024, the Company was a party to six different leases for office, manufacturing, and laboratory space under non-cancelable office leases in three cities. These leases total approximately 51,000 square feet and will expire between June 2024 and March 2028. The Company has a right to extend certain of these leases for periods between three
and five years. The Company also holds immaterial leases related to vehicles and office equipment. Under its leases, the Company pays base rent and a proportional share of operating expenses. Such operating expenses are subject to annual adjustment and are accounted for as variable payments in the period in which they are incurred.

The components of
right-of-use
(“ROU”) assets and lease liabilities are included in the condensed consolidated balance sheets. The short-term portion of the Company’s operating lease liability is recorded as part of Accrued expenses and other current liabilities on the condensed consolidated balance sheets.

Aggregate Lease Information
Other pertinent lease information for the three and six months ended June 30, 2024 and 2023 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease costs	$257	$275	$535	$549
Short-term lease costs	10	7	20	13
Variable lease costs	58	72	135	160
Operating cash flows paid for amounts in the measurement of lease liabilities	263	284	555	546
Operating lease assets obtained in exchange for lease obligations	15	—	15	874
Future commitments under non-cancelable operating lease agreements as of June 30, 2024 are as follows (in thousands):

2024	$535
2025	1,035
2026	730
2027	641
2028	108

Total lease payments	$3,049
Less: present value adjustment	(411)

Total lease liabilities	2,638
Less: current lease liability	(850)

Long-term operating lease liabilities	$1,788

The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	June 30, 2024	June 30, 2023
Weighted -average remaining lease term (in years)	3.1	3.9
Weighted-average discount rate	9.9%	9.5%
Product Liability
The Company has not received any material product liability claims. Notwithstanding this, the Company has obtained insurance related to potential product liability claims.
Litigation and Claims
In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, the validity or scope of its intellectual property rights, employee-related matters, securities class actions, or adverse patient reactions. Additionally, during the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. As of June 30, 2024 and December 31, 2023, the Company has not recorded accruals for probable losses related to any existing or pending litigation or claims as the Company’s management has determined that there are no matters where a potential loss is probable and reasonably estimable. The Company does not believe that any existing or pending claims would have a material impact on the Company’s consolidated financial statements.

16.	Commitments and Contingencies
Leases
With respect to contracts involving the use of assets, if the Company has the right to direct the use of the asset and obtain substantially all economic benefits from the use of an asset, it accounts for the service contract as a lease.
In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases. As a result of these amendments, the leases in Natick and Hudson will now expire between June 2024 and March 2028, and additional operating lease assets obtained in exchange for lease obligations were $0.9 million. As of December 31, 2023, the Company was a party to seven different leases for office, manufacturing, and laboratory space under non-cancelable office leases in three cities. These leases total approximately 51,000 square feet and will expire between June 2024 and March 2028. The Company has a right to extend certain of these leases for periods between three
and five years. The Company also holds immaterial leases related to vehicles and office equipment. Under its leases, the Company pays base rent and a proportional share of operating expenses. Such operating expenses are subject to annual adjustment and are accounted for as variable payments in the period in which they are incurred.
The components of ROU assets and lease liabilities are included in the consolidated balance sheets. The short-term portion of the Company’s operating lease liability is recorded as part of Accrued expenses and other current liabilities on the consolidated balance sheets.
Aggregate Lease Information
Other pertinent lease information is as follows (in thousands):

	December 31, 2023	December 31, 2022
Operating lease costs	$1,123	$918
Short-term lease costs	12	14
Variable operating lease costs	187	191
Operating cash flows paid for amounts in themeasurement of lease liabilities	1,084	807
Operating lease assets obtained in exchange forlease obligations	936	1,677
Future commitments under non-cancelable operating lease agreements are as follows (in thousands):

2024	$1,173
2025	1,114
2026	737
2027	645
2028	108

Total lease payments	$3,777
Less: present value adjustment	(563)

Present value of total lease liabilities	3,214
Less: current lease liability	(908)

Long-term lease liabilities	$2,306

The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	2023	2022
Weighted-average remaining lease term (in years)	3.5	3.9
Weighted-average discount rate	9.9%	9.5%
Product Liability
The Company has not received any material product liability claims. While product defects and adverse patient reactions associated with the Allurion Balloon have occurred, and are expected to continue to occur, the Company does not have a history of product defects or adverse patient reactions that the Company’s management believes would give rise to a material product liability claim. Furthermore, the Company has obtained insurance related to potential product liability claims.
Litigation and Claims
In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, the validity or scope of its intellectual property rights, employee-related matters, or adverse patient reactions. Additionally, during the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. As of December 31, 2023 and 2022, the Company has not recorded accruals for potential losses related to any existing or pending litigation or claims as the Company’s management has determined that there are no matters where a potential loss is probable and reasonably estimable. The Company does not believe that any existing or pending claims would have a material impact on the Company’s consolidated financial statements.